UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2020

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

FORM N-CSR

Item 1.           Reports to Stockholders.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

SEMIANNUAL REPORT

October 31, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the six-month period ended October 31, 2020. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Annualized Yield	Annualized Effective Yield
Institutional Shares	0.01%	0.01%
Hamilton Shares	0.01%	0.01%
Premier Shares	0.01%	0.01%

Yields of money market instruments declined during the reporting period in response to the Federal Reserve’s (the “Fed”) commitment to keep short-term interest rates low.

Federal Reserve Policy Keeps Rates Low

At the beginning of the reporting period, investors remained concerned about the effect of the COVID-19 virus on the economy, but support programs implemented by the Fed and fiscal relief from Congress helped restore calm. An easing of government lockdowns, combined with signs of economic recovery, also contributed to the market’s recovery.

As a result of the COVID-19 pandemic and government lockdowns, U.S. GDP shrank by a 5.0% annualized rate in the first quarter of 2020 and by a 31.4% annualized rate in the second quarter of 2020. In March 2020, 1.4 million jobs were lost, and the unemployment rate rose to 4.4%. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress passed the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act, providing payments to qualified citizens. It also included the Paycheck Protection Program that enabled small businesses to keep their workers employed.

The Fed also acted to support markets. In addition to its March 2020 emergency interest-rate cuts, the Fed announced that it would make open-ended purchases of Treasuries and government-guaranteed, mortgage-backed securities. The Fed also launched two programs to support the corporate bond market, pledging to buy up to $750 billion in new and existing bonds.

The Fed intervened in money markets as well, relaunching the Commercial Paper Funding Facility (CPFF) that was originated during the global financial crisis of 2008. This program involves direct purchases of commercial paper, easing pressures on large corporations that rely on this market to fund operations. In addition, the Fed’s Money Market Mutual Fund Liquidity Facility (MMLF) makes loans to financial institutions collateralized by assets purchased from money market mutual funds.

As relief programs took effect, and government lockdowns began to ease, the economy began to recover. Manufacturing improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by 9.5% over May 2020. The PMI rose further to 54.2% in July, the highest

2

since March 2019, and to 56.0% in August 2020. In September 2020, the PMI slipped to 55.4% but remained above 50%, indicating that manufacturing activity is expanding. In October 2020, the PMI surged again, rising to 59.3% and easily beating expectations of 56.4%.

Job creation also surged in May and June 2020, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. In July and August 2020, the economy continued to add new jobs, with new positions totaling 1.8 million and 1.5 million, respectively. In September 2020, job creation amounted to only 672,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020. In October 2020, the jobless rate fell further, hitting 6.9%.

Housing data was also positive. In July 2020, housing starts, an indicator of future economic activity, soared by 17.9% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rebounded again in September and October 2020.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.5%.

Low Interest Rates Expected to Continue

The COVID-19 pandemic and the subsequent economic shutdowns led to turmoil in the money markets, but the Fed’s emergency rate cuts, along with several programs designed to reliquify the markets, including the MMLF and the CPFF, helped restore calm. The fund has extended maturities where possible, in anticipation that rates will remain low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. The yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
Dreyfus Cash Investment Strategies

November 16, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from May 1, 2020 to October 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2020

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.66	$.61	$.66
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2020

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.66	$.61	$.66
Ending value (after expenses)	$1,024.55	$1,024.60	$1,024.55

†Expenses are equal to the fund’s annualized expense ratio of .13% for Institutional Shares, .12% for Hamilton Shares and .13% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

October 31, 2020 (Unaudited)

U.S. Treasury Bills - 81.6%	Annualized Yield (%)	Principal Amount ($)		Value ($)
11/3/2020	0.08	71,000,000	[a]	70,999,673
11/10/2020	0.08	37,000,000	[a]	36,999,260
11/24/2020	0.07	300,000,000	[a]	299,986,583
1/12/2021	0.10	50,000,000	[a]	49,990,500
1/26/2021	0.10	50,000,000	[a]	49,988,056
11/5/2020	0.12	68,000,000	[a]	67,999,094
12/24/2020	0.18	25,000,000	[a]	24,993,467
1/14/2021	0.11	25,000,000	[a]	24,994,296
1/28/2021	0.13	63,500,000	[a]	63,479,821
Total U.S. Treasury Bills (cost $689,430,750)				689,430,750
U.S. Treasury Notes - 3.0%
3/31/2021 (cost $25,220,943)	2.25	25,000,000		25,220,943
U.S. Treasury Floating Rate Notes - 10.6%
11/10/2020, 3 Month U.S. T-BILL +.12%	0.22	40,000,000	[b]	40,006,636
11/10/2020, 3 Month U.S. T-BILL +.14%	0.24	20,000,000	[b]	20,009,878
11/10/2020, 3 Month U.S. T-BILL +.15%	0.25	10,000,000	[b]	10,000,000
11/10/2020, 3 Month U.S. T-BILL +.22%	0.32	10,000,000	[b]	10,000,367
11/10/2020, 3 Month U.S. T-BILL +.30%	0.40	10,000,000	[b]	10,004,431
Total U.S. Treasury Floating Rate Notes (cost $90,021,312)				90,021,312
Total Investments (cost $804,673,005)		95.2%		804,673,005
Cash and Receivables (Net)		4.8%		40,410,953
Net Assets		100.0%		845,083,958

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	95.2
95.2

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	804,673,005	804,673,005
Cash		487,913
Receivable for investment securities sold		40,000,000
Interest receivable		125,168
		845,286,086
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		58,070
Payable for shares of Beneficial Interest redeemed		134,153
Trustees’ fees and expenses payable		9,905
		202,128
Net Assets ($)		845,083,958
Composition of Net Assets ($):
Paid-in capital		845,196,869
Total distributable earnings (loss)		(112,911)
Net Assets ($)		845,083,958

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	508,869,628	332,908,269	3,306,061
Shares Outstanding	508,938,394	332,951,374	3,307,103
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	628,772
Expenses:
Management fee—Note 2(a)	712,482
Shareholder servicing costs—Note 2(b)	50,890
Trustees’ fees—Note 2(a,c)	38,160
Administrative service fees—Note 2(b)	645
Total Expenses	802,177
Less—reduction in expenses due to undertaking—Note 2(a)	(194,167)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(38,160)
Net Expenses	569,850
Investment Income—Net	58,922
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,826
Net Increase in Net Assets Resulting from Operations	62,748

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations ($):
Investment income—net	58,922	7,528,997
Net realized gain (loss) on investments	3,826	56,514
Net Increase (Decrease) in Net Assets Resulting from Operations	62,748	7,585,511
Distributions ($):
Distributions to shareholders:
Institutional Shares	(47,037)	(6,124,185)
Hamilton Shares	(11,724)	(30,280)
Premier Shares	(161)	(1,374,532)
Total Distributions	(58,922)	(7,528,997)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	343,903,380	1,473,505,795
Hamilton Shares	1,071,958,455	46,336,226
Premier Shares	14,012,673	285,009,112
Distributions reinvested:
Institutional Shares	24,263	1,204,741
Hamilton Shares	-	7
Premier Shares	124	927,483
Cost of shares redeemed:
Institutional Shares	(625,341,669)	(1,098,904,406)
Hamilton Shares	(755,430,905)	(31,888,610)
Premier Shares	(15,189,171)	(471,527,237)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	33,937,150	204,663,111
Total Increase (Decrease) in Net Assets	33,940,976	204,719,625
Net Assets ($):
Beginning of Period	811,142,982	606,423,357
End of Period	845,083,958	811,142,982

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

						Four Months
Six Months Ended						Ended	Year Ended
October 31, 2020		Year Ended April 30,				April 30,	December 31,
Institutional Shares	(Unaudited)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.016	.020	.010	.003	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.016)	(.020)	(.010)	(.003)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	1.60	2.01	.99	.26	.04[c]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17[e]	.17	.17	.16	.16	.16[e]	.16
Ratio of net expenses to average net assets	.13[e]	.16	.16	.16	.16	.16[e]	.04
Ratio of net investment income
to average net assets	.01[e]	1.48	1.99	.99	.28	.11[e]	.00[d]
Net Assets, end of period ($ x 1,000)	508,870	790,239	414,423	464,838	565,621	366,822	351,361

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

						Four Months
Six Months Ended						Ended	Year Ended
October 31, 2020		Year Ended April 30,				April 30,	December 31,
Hamilton Shares	(Unaudited)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.015	.019	.009	.002	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.015)	(.019)	(.009)	(.002)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	1.56	1.97	.95	.22	.02[c]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21[e]	.21	.21	.20	.20	.20[e]	.20
Ratio of net expenses to average net assets	.12[e]	.20	.20	.20	.20	.20 [e]	.04
Ratio of net investment
income to average net assets	.01[e]	.91	1.95	.83	.30	.08[e]	.00[d]
Net Assets, end of period ($ x 1,000)	332,908	16,421	1,976	2,469	142,974	143,388	4,395

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

						Four Months
Six Months Ended						Ended	Year Ended
October 31, 2020		Year Ended April 30,				April 30,	December 31,
Premier Shares	(Unaudted)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.013	.017	.007	.001	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.013)	(.017)	(.007)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	1.32	1.71	.70	.05	.00[c,d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46[e]	.46	.46	.45	.45	.45[e]	.45
Ratio of net expenses to average net assets	.13[e]	.45	.45	.45	.36	.25[e]	.04
Ratio of net investment Income
to average net assets	.01[e]	1.77	1.69	.67	.05	.01[e]	.00[d]
Net Assets, end of period ($ x 1,000)	3,306	4,483	190,024	216,971	321,444	468,342	401,092

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Each share class of the fund, except Institutional shares, are subject to a Shareholder Services Plan, and the Premier shares of the fund is subject to an Administrative Services Plan (the “Plans”). Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

12

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Short-Term Investments	–	804,673,005	–	804,673,005

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and

14

the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $116,737 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2020. The fund has $113,853 of short-term capital losses and $2,884 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2020 was all ordinary income. The tax character of

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

current year distributions will be determined at the end of the current fiscal year.

At October 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates (change to “other interbank offered rates”) as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .16% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, Shareholder Services Plan fees, Administrative Services Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2020, fees reimbursed by the Adviser amounted to $38,160.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any

16

time. The reduction in expenses, pursuant to the undertaking, amounted to $194,167 during the period ended October 31, 2020.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Hamilton shares and Premier shares pay the Distributor at annual rates of .04% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to the fund’s applicable Premier shares, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Premier shares pay the Distributor at an annual rate of .04% of the value of the applicable Premier shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended October 31, 2020, Hamilton shares and Premier shares were charged $46,860 and $4,030, respectively, pursuant to the Shareholder Services Plan and Premier shares were charged $645 pursuant to the Administrative Services Plan.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $101,346, Administrative Services Plan fees of $136 and

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Shareholder Services Plan fees of $7,576, which are offset against an expense reimbursement currently in effect in the amount of $50,988.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Plan of Reorganization:

The Board has approved an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund and CitizensSelect Funds, on behalf of Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Acquiring Fund”). The Agreement provides for the transfer of the fund's assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to fund shareholders and the subsequent termination of the Fund (the “Reorganization”).

Neither the Agreement nor the Reorganization requires the approval of shareholders of the fund or the Acquiring Fund. It is currently contemplated that the Reorganization will become effective on or about March 5, 2021.

18

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 5, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional US Treasury money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional US Treasury money market funds (the “Performance Universe”), all for various periods ended March 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional US Treasury money market funds, excluding outliers (the “Expense

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was within three basis points of the Performance Group median for all periods and within five basis points of the Performance Universe median for all periods. The fund’s net total return performance was at or above to the Performance Group median for all periods and above the Performance Universe median for all periods.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit.

20

The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared

21

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

22

This page intentionally left blank.

23

This page intentionally left blank.

24

This page intentionally left blank.

25

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6564SA1020

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

SEMIANNUAL REPORT

October 31, 2020

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Obligations Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semi-annual report for Dreyfus Institutional Treasury Obligations Cash Advantage Fund covers the six-month period ended October 31, 2020. During the reporting period, the fund produced the following annualized yields and annualized effective yields:1

	Annualized Yield	Annualized Effective Yield
Institutional Shares	0.05%	0.05%
Hamilton Shares	0.02%	0.02%
Premier Shares	0.01%	0.01%

Yields of money market instruments declined during the reporting period in response to the Federal Reserve’s (the “Fed”) commitment to keep short-term interest rates low.

Federal Reserve Policy Keeps Rates Low

At the beginning of the reporting period, investors remained concerned about the effect of the COVID-19 virus on the economy, but support programs implemented by the Fed and fiscal relief from Congress helped restore calm. An easing of government lockdowns, combined with signs of economic recovery, also contributed to the market’s recovery.

As a result of the COVID-19 pandemic and government lockdowns, U.S. GDP shrank by a 5.0% annualized rate in the first quarter of 2020 and by a 31.4% annualized rate in the second quarter of 2020. In March 2020, 1.4 million jobs were lost, and the unemployment rate rose to 4.4%. In April 2020, job losses continued, amounting to 20.8 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress passed the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act, providing payments to qualified citizens. It also included the Paycheck Protection Program that enabled small businesses to keep their workers employed.

The Fed also acted to support markets. In addition to its March 2020 emergency interest-rate cuts, the Fed announced that it would make open-ended purchases of Treasuries and government-guaranteed, mortgage-backed securities. The Fed also launched two programs to support the corporate bond market, pledging to buy up to $750 billion in new and existing bonds.

The Fed intervened in money markets as well, relaunching the Commercial Paper Funding Facility (CPFF) that was originated during the global financial crisis of 2008. This program involves direct purchases of commercial paper, easing pressures on large corporations that rely on this market to fund operations. In addition, the Fed’s Money Market Mutual Fund Liquidity Facility (MMLF) makes loans to financial institutions collateralized by assets purchased from money market mutual funds.

As relief programs took effect, and government lockdowns began to ease, the economy began to recover. Manufacturing improved dramatically, as indicated by the June 2020 Purchasing Managers Index (PMI), which rose by 9.5% over May 2020. The PMI rose further to 54.2% in July, the highest since March 2019, and to 56.0% in August 2020. In September 2020, the PMI slipped to 55.4% but

2

remained above 50%, indicating that manufacturing activity is expanding. In October 2020, the PMI surged again, rising to 59.3% and easily beating expectations of 56.4%.

Job creation also surged in May and June 2020, as nonfarm payrolls rose by more than 2.7 million and 4.8 million, respectively. In July and August 2020, the economy continued to add new jobs, with new positions totaling 1.8 million and 1.5 million, respectively. In September 2020, job creation amounted to only 672,000, but unemployment continued to decline, falling to 7.9%, far below the high of 14.7% hit in April 2020. In October 2020, the jobless rate fell further, hitting 6.9%.

Housing data was also positive. In July 2020, housing starts, an indicator of future economic activity, soared by 17.9% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rebounded again in September and October 2020.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.5%.

Low Interest Rates Expected to Continue

The COVID-19 pandemic and the subsequent economic shutdowns led to turmoil in the money markets, but the Fed’s emergency rate cuts, along with several programs designed to reliquify the markets, including the MMLF and the CPFF, helped restore calm. The fund has extended maturities where possible, in anticipation that rates will remain low for a long time. As always, we have retained our longstanding focus on quality and liquidity.

1  Annualized effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. The yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Sincerely,

Patricia A. Larkin

Chief Investment Officer
Dreyfus Cash Investment Strategies

November 16, 2020

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Obligations Cash Advantage Fund from May 1, 2020 to October 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2020

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.71	$.81	$.86
Ending value (after expenses)	$1,000.20	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2020

	Institutional Shares	Hamilton Shares	Premier Shares
Expense paid per $1,000†	$.71	$.82	$.87
Ending value (after expenses)	$1,024.50	$1,024.40	$1,024.35

†Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional Shares, .16% for Hamilton Shares and .17% for Premier Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

October 31, 2020 (Unaudited)

U.S. Treasury Bills - 37.8%	Annualized Yield (%)	Principal Amount ($)		Value ($)
12/29/2020	0.12	25,000,000	[a]	24,995,126
11/19/2020	0.12	50,000,000	[a]	49,997,125
11/27/2020	0.16	50,000,000	[a]	49,994,403
2/11/2021	0.11	40,000,000	[a]	39,988,100
2/25/2021	0.12	15,000,000	[a]	14,994,442
3/4/2021	0.11	15,000,000	[a]	14,994,234
3/11/2021	0.12	15,000,000	[a]	14,993,500
Total U.S. Treasury Bills (cost $209,956,930)				209,956,930
U.S. Treasury Notes - 4.5%
11/30/2020	2.75	15,000,000		15,023,691
7/31/2021	1.75	10,000,000		10,121,965
Total U.S. Treasury Notes (cost $25,145,656)				25,145,656
U.S. Treasury Floating Rate Notes - 15.3%
11/10/2020, 3 Month U.S. T-BILL +.12%	0.22	25,000,000	[b]	25,004,518
11/10/2020, 3 Month U.S. T-BILL +.14%	0.24	40,000,000	[b]	40,005,008
11/10/2020, 3 Month U.S. T-BILL +.15%	0.25	10,000,000	[b]	10,000,000
11/10/2020, 3 Month U.S. T-BILL +.22%	0.32	10,000,000	[b]	10,000,367
Total U.S. Treasury Floating Rate Notes (cost $85,009,893)				85,009,893
Repurchase Agreements - 33.0%
Bank of Nova Scotia, Tri-Party Agreement thru BNY Mellon, dated 10/30/2020, due at 11/2/2020 in the amount of $100,000,583 (fully collateralized by: original par of $84,628,634, U.S. Treasuries (including strips), 0.00%-8.00%, due 10/31/20-8/15/50, valued at $102,000,595)	0.07	100,000,000		100,000,000

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 33.0%(continued)	Annualized Yield (%)	Principal Amount ($)	Value ($)
Credit Agricole CIB, Tri-Party Agreement thru BNY Mellon, dated 10/30/2020, due at 11/2/2020 in the amount of $83,000,484 (fully collateralized by: original par of $81,289,254, U.S. Treasuries (including strips), 0.00%-3.13%, due 11/5/20-2/15/30, valued at $84,660,000)	0.07	83,000,000	83,000,000
Total Repurchase Agreements (cost $183,000,000)			183,000,000
Total Investments (cost $503,112,479)		90.6%	503,112,479
Cash and Receivables (Net)		9.4%	52,292,629
Net Assets		100.0%	555,405,108

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Securities	57.6
Repurchase Agreements	33.0
90.6

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $183,000,000) —Note 1(b)	503,112,479	503,112,479
Cash		2,060,642
Receivable for investment securities sold		50,000,000
Interest receivable		292,067
		555,465,188
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		53,513
Trustees’ fees and expenses payable		6,567
		60,080
Net Assets ($)		555,405,108
Composition of Net Assets ($):
Paid-in capital		555,404,004
Total distributable earnings (loss)		1,104
Net Assets ($)		555,405,108

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	215,630,503	182,297,656	157,476,949
Shares Outstanding	215,373,806	182,091,547	157,295,834
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	505,247
Expenses:
Management fee—Note 2(a)	390,748
Shareholder servicing costs—Note 2(b)	284,085
Administrative service fees—Note 2(b)	47,937
Trustees’ fees—Note 2(a,c)	28,230
Total Expenses	751,000
Less—reduction in expenses due to undertaking—Note 2(a)	(285,923)
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(28,230)
Net Expenses	436,847
Investment Income—Net	68,400
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,104
Net Increase in Net Assets Resulting from Operations	69,504

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations ($):
Investment income—net	68,400	8,425,412
Net realized gain (loss) on investments	1,104	3,910
Net Increase (Decrease) in Net Assets Resulting from Operations	69,504	8,429,322
Distributions ($):
Distributions to shareholders:
Institutional Shares	(43,598)	(3,881,646)
Hamilton Shares	(19,136)	(1,214,265)
Premier Shares	(9,576)	(3,338,878)
Total Distributions	(72,310)	(8,434,789)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	435,815,124	1,149,232,148
Hamilton Shares	188,345,947	306,320,458
Premier Shares	721,404,461	1,527,213,096
Distributions reinvested:
Institutional Shares	39,362	2,353,833
Hamilton Shares	2,781	182,458
Premier Shares	1	25,640
Cost of shares redeemed:
Institutional Shares	(382,586,884)	(1,224,667,570)
Hamilton Shares	(106,412,257)	(427,999,101)
Premier Shares	(749,875,693)	(1,575,265,933)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	106,732,842	(242,604,971)
Total Increase (Decrease) in Net Assets	106,730,036	(242,610,438)
Net Assets ($):
Beginning of Period	448,675,072	691,285,510
End of Period	555,405,108	448,675,072

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

						Four	Year
						Months	Ended
Six Months Ended						Ended	December
October 31, 2020		Year Ended April 30,				April 30,	31,
Institutional Shares	(Unaudited)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.016	.020	.011	.003	.001	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.016)	(.020)	(.011)	(.003)	(.001)	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[c]	1.62	2.07	1.07	.34	.07[c]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.15[e]	.15	.15	.14	.14	.14[e]	.14
Ratio of net expenses to average net assets	.14[e]	.14	.14	.13	.14	.14[e]	.08
Ratio of net investment income
to average net assets	.04[e]	1.68	2.06	.94	.36	.20[e]	.00[d]
Net Assets, end of period ($ x 1,000)	215,631	162,339	235,601	230,991	264,327	136,056	126,785

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

						Four
						Months
Six Months Ended						Ended	Year Ended
October 31, 2020		Year Ended April 30,				April 30,	December 31,
Hamilton Shares	(Unaudited)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.016	.020	.010	.003	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.016)	(.020)	(.010)	(.003)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	1.57	2.02	1.01	.29	.05 [c]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.20[e]	.20	.20	.19	.19	.19[e]	.19
Ratio of net expenses to average net assets	.16[e]	.19	.19	.18	.19	.19 [e]	.08
Ratio of net investment income
to average net assets	.02[e]	1.60	1.95	.94	.30	.14[e]	.00[d]
Net Assets, end of period ($ x 1,000)	182,298	100,298	221,725	53,323	213,770	160,133	195,153

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

						Four	Year
						Months	Ended
Six Months Ended						Ended	December
October 31, 2020		Year Ended April 30,				April 30,	31,
Premier Shares	(Unaudited)	2020	2019	2018	2017	2016[a]	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.000[b]	.013	.017	.008	.001	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.000)[b]	(.013)	(.017)	(.008)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[c]	1.33	1.76	.76	.08	.00[c,d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.45[e]	.45	.45	.44	.44	.44[e]	.44
Ratio of net expenses to average net assets	.17[e]	.43	.44	.43	.39	.33[e]	.08
Ratio of net investment income
to average net assets	.01[e]	1.42	1.72	.72	.07	.01[e]	.00[d]
Net Assets, end of period ($ x 1,000)	157,477	186,038	233,959	247,968	289,560	420,212	482,654

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Obligations Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Each share class of the fund, except Institutional shares, are subject to a Shareholder Services Plan, and the Premier shares of the fund is subject to an Administrative Services Plan (the “Plans”). Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

14

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	503,112,479	-	503,112,479

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes

16

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2020 was as follows: ordinary income $8,426,905 and long-term capital gains $7,884. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates (change to “other interbank offered rates”) as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, The Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, Shareholder Services Plan fees, Administrative Services Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended October 31, 2020, fees reimbursed by the Adviser amounted to $28,230.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $285,923 during the period ended October 31, 2020.

(b) Under the fund’s Shareholder Services Plan, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for advertising, marketing and for providing certain services relating to shareholders of the respective class of shares. Hamilton shares and Premier shares pay the Distributor at annual rates of .05% and .25%, respectively, of the value of the applicable share class’ average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. Additionally, with respect to the fund’s applicable Premier shares, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services pursuant to the Administrative Services Plan. Premier shares pay the Distributor at an annual rate of .05% of the value of the applicable Premier shares class’ average daily net assets. Neither the Shareholder Services Plan nor the Administrative Services Plan provides for payments related to the distribution of fund shares. Under the Plans, as to each class, the Distributor would be able to pay financial intermediaries from the fees it receives from the Plans for the provision of the respective services by the intermediaries to their clients who are beneficial owners of fund shares. During the period ended October 31, 2020, Hamilton shares and Premier shares were charged $44,399 and $239,686, respectively, pursuant to the Shareholder Services Plan and Premier shares were charged $47,937 pursuant to the Administrative Services Plan.

18

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $64,427, Administrative Services Plan fees of $6,928 and Shareholder Services Plan fees of $42,354, which are offset against an expense reimbursement currently in effect in the amount of $60,196.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

Effective on or about February 1, 2021 (the “Effective Date”), the management agreement between the Company and the Adviser will be amended to reflect a reduction in the management fee payable by the fund to the Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of the fund’s average daily net assets.

In addition, as of the Effective Date, the fund’s name will be changed to “Dreyfus Institutional Preferred Treasury Obligations Fund”.

19

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 5, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of other institutional US Treasury money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional US Treasury money market funds (the “Performance Universe”), all for various periods ended March 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of institutional US Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Performance Group and

20

Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or within two basis points of the Performance Group and Performance Universe medians for all periods, except for the one-year period when it was five basis points below the Performance Universe median. The fund’s net total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians (lowest in the Expense Group).

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services

21

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

22

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

************

At a meeting of the fund’s Board of Trustees held on October 27, 2020, the Board considered the approval of an amendment of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Adviser proposed to amend the Agreement to reduce the management fee payable by the fund from an annual rate of 0.14% to 0.10% of the value of the fund’s average daily net assets, effective February 1, 2021. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. Since the Board had renewed the Agreement at a Board meeting held on May 5, 2020 (the “May Meeting”) and, other than as discussed below, there had been no material changes in the information presented at the May Meeting, the Board addressed certain relevant considerations by reference to the Board’s considerations and determinations at the May Meeting. In considering the amendment of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the May Meeting, and there had been no material changes in this information. Representatives of the Adviser stated, and the Board considered, that the Adviser would continue to provide research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. The Board also considered that the Adviser stated that there will be no diminution of the nature, extent or quality of the services provided to the fund pursuant to the Agreement, as proposed to be amended, by the Adviser or the Adviser’s affiliates.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Adviser referred to information reviewed at the May Meeting comparing the fund’s performance with the performance of a group of comparable funds.

The Adviser also referred the Board to reports provided at the May Meeting prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing the fund’s actual and contractual management fees and total expenses with those of a group of other institutional US Treasury money market funds selected by Broadridge as comparable to the fund (the “Expense Group”) and with a broader group of institutional US Treasury money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.

At the May Meeting, the Board reviewed and considered the then-current contractual management fee rate payable by the fund to the Adviser pursuant to the Agreement in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board considered that the fund’s then-current contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and lower than the Expense Universe median actual management fee and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians (lowest in the Expense Group).

Also at the May Meeting, the Adviser referred the Board to the management or investment advisory fees paid by funds advised or administered by the Adviser that were in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to the Adviser from acting as investment adviser pursuant to the Agreement at the May Meeting. Representatives of the Adviser noted that the amendment of the Agreement would result in a reduction in the Adviser’s fee (and therefore negatively impacting profitability and any potential economies of scale) and that any potential benefits would not change materially as a result of the amendment from those considered at the May Meeting.

24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would continue to be adequate and appropriate.

• The Board concluded that the fee to be paid to the Adviser, as proposed to be reduced, was appropriate under the circumstances and in light of the factors and the totality of the services provided as previously considered, as discussed above.

In evaluating the Agreement, at the May Meeting and/or in connection with the consideration of the amendment of the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to approve the amendment of the Agreement.

25

For More Information

Dreyfus Institutional Treasury Obligations Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Premier: DRRXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6549SA1020

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:    December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:    December 22, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:    December 22, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)